Summary of Significant Accounting Policies - Contract acquisition costs (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ in Millions	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Deferred asset	$ 3.0			$ 3.0			$ 2.3	$ 0.5
Amortized commissions	$ 0.3	$ 0.1	$ 0.0	$ 0.3	$ 0.2	$ 0.1	$ 0.1